Note 10 - Financing (Table)	6 Months Ended
Jun. 30, 2011
Financings [Abstract]
Short-term debt [Table Text Block]
Current		Non- current
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Foreign
Financial institutions	6,942	6,381	19,681	17,460
Bearer bonds - Notes	1,382	587	17,836	11,573
Trust Certificates - Senior/Junior	69	71	159	194
Other	3	2	107	307
	8,396	7,041	37,783	29,534

In Brazil
BNDES	966	1,269	20,110	19,384
Debentures	236	189	1,592	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	69	42	332	233
Export credit notes	81	66	6,711	6,295
Bank credit certificate	36	32	2,310	2,164
Other	448	321	1,691	1,434
	1,836	1,919	32,746	30,937

	10,232	8,960	70,529	60,471

Interest on debt	1,150	869
Current portion of long-term debt	4,022	2,883
Current debt	5,060	5,208

Total debt	10,232	8,960

Composition of foreign currency denominated debt by currency [Table Text Block]
June 30, 2011		December 31, 2010

	Currency
	United States dollars		35,988	27,583
	Japanese Yen		1,583	1,651
	Euro		147	131
	Other		65	169

			37,783	29,534

Maturities of the principal of long-term debt [Table Text Block]
2012	3,036
2013	3,706
2014	4,407
2015	4,982
2016 and thereafter	54,398

70,529

Interest rates on long-term debt [Table Text Block]
	June 30, 2011	December 31, 2010
Foreign currency
6% or less	28,993	21,900
Over 6% to 8%	7,198	6,285
Over 8% to 10%	1,200	1,219
Over 10% to 12%	33	33
Over 12%	359	97

	37,783	29,534

Local currency
6% or less	4,923	2,426
Over 6% to 8%	16,360	17,932
Over 8% to 10%	699	592
Over 10% to 12%	1,602	9,759
Over 12%	9,162	228

	32,746	30,937

	70,529	60,471

Issuance of long-term debt, Foreign [Table Text Block]
Company	Date	US$	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US$2,500, US$ 2,500 and US$1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.

PNBV	Mar/2011	650	2015 and 2021

Financing obtained from the Bank of Tokyo-Mitsubish -  Libor plus 1.25% p.a. and financing from the  Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - Libor plus  1.10% p.a., in the amounts of US$150 and US$500, respectively.

PNBV	Jun/2011	2,000	2018

Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a. and financing from the Bank of Tokyo-Mitsubish - Libor plus 1.30% p.a. in the amounts of US$1,500 and US$500 respectively.

		9,400

Issuance of long-term debt, In Brazil [Table Text Block]
Company		Date		US$	Maturity	Description
	CITEPE and Petroquímica Suape		Apr/2011 and Jun/2011		487	2022 and 2023	Financing obtained from BNDES in the amounts of US$319 (CITEPE) and US$ 168 (Petroquímica Suape) - TJLP plus 1.36% p.a. and 4.5% p.a., respectively

Financing with official credit agencies, Foreign [Table Text Block]
		US$
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	Libor +2.8% p.a.

Financing with official credit agencies, In Brazil [Table Text Block]
US$
Company	Agency	Contracted	Used	Balance	Description

Transpetro (*)	BNDES and Banco do Brasil	5,768	344	5,424	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.

Petrobras	Banco do Brasil	320	244	76	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	192	-	192	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI

(*)   Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US$6,410, where 90% is financed by BNDES and Banco do Brasil.